As filed with the U.S. Securities and Exchange Commission on December 4, 2006

Securities Act File No. 33-75644

Investment Company Act File No. 811-8372

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 30

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

Amendment No. 30

(Check appropriate box or boxes.)

Legg Mason Partners Variable Portfolios III, Inc.

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York     10004

(Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on December 15, 2006 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A for Legg Mason Partners Variable Portfolios III, Inc. (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until December 15, 2006, the effectiveness of Post-Effective No. 29, which was filed with the Commission on October 6, 2006 (Accession No. 0001193125-06-204398) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and designated an effective date of December 5, 2006. Since no other changes are intended to be made to that filing, with respect to the Legg Mason Partners Variable Aggressive Growth Portfolio—Class II and Legg Mason Partners Variable Large Cap Growth Portfolio—Class II of the Trust, by means of this filing, Parts A and B of Post-Effective Amendment No. 29 are incorporated herein by reference.

PART A—PROSPECTUS

The Prospectuses for the Legg Mason Partners Variable Aggressive Growth Portfolio—Class II and Legg Mason Partners Variable Large Cap Growth Portfolio—Class II of the Trust are incorporated by reference to Part A of Post-Effective Amendment No. 29 to the Trust’s Registration Statement filed on October 6, 2006 (Accession No. 0001193125-06-204398).

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Legg Mason Partners Variable Aggressive Growth Portfolio—Class II and Legg Mason Partners Variable Large Cap Growth Portfolio—Class II of the Trust is incorporated by reference to Part B of Post-Effective Amendment No. 29 to the Trust’s Registration Statement filed on October 6, 2006 (Accession No. 0001193125-06-204398).

PART C: OTHER INFORMATION

Item 23. Exhibits

a.1	Articles of Incorporation dated as of February 18, 1994 is incorporated by reference to Exhibit 1(a) to the Registration Statement on February 23, 1994.

a.2	Amendment to Articles of Incorporation dated as of May 26, 1994 is incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 on June 10, 1994.

a.3	Amendment to Articles of Incorporation dated as of June 7, 1994 is incorporated by reference to Exhibit 1(c) to Pre-Effective Amendment No. 1 on June 10, 1994.

a.4	Amendment to Articles of Incorporation dated as of February 17, 1999 is incorporated by reference to Exhibit a.4 to Post-Effective Amendment No. 11 filed on February 26, 1999.

a.5	Amendment to Articles of Incorporation dated as of February 24, 1999 is incorporated by reference to Exhibit a.5 to Post-Effective Amendment No. 11 filed on February 26, 1999.

a.6	Amendment to Articles of Incorporation dated as of June 9, 1999 is incorporated by reference to Exhibit a.6 to Post-Effective Amendment No. 13 filed on February 25, 2000.

a.7	Articles Supplementary to Articles of Incorporation dated as of October 13, 1999 is incorporated by reference to Exhibit a.7 to Post-Effective Amendment No. 13 filed on February 25, 2000.

a.8	Articles Supplementary to Articles of Incorporation dated as of October 13, 1999 is incorporated by reference to Exhibit a.8 to Post-Effective Amendment No. 13 filed on February 25, 2000.

a.9	Amendment to Articles of Incorporation dated as of July 28, 2000 is incorporated by reference to Exhibit a.9 to Post-Effective Amendment No. 14 filed on February 28, 2001.

a.10	Amendment to Articles of Incorporation dated as of March 14, 2002 is incorporated by reference to Exhibit 9.10 to Post-Effective Amendment No. 17 filed on February 27, 2003.

a.11	Articles Supplementary to Articles of Incorporation dated as of May 28, 2003 is incorporated by reference to Exhibit a.11 to Post-Effective Amendment No. 20 filed on July 2, 2003.

a.12	Amendment to Articles of Incorporation dated as of July 1, 2003 is incorporated by reference to Exhibit a.12 to Post Effective Amendment No. 20 filed on July 2, 2003.

a.13	Articles Supplementary to Articles of Incorporation dated as of April 6, 2005 is incorporated by reference to Post-Effective Amendment No. 24, filed on April 13, 2005.

a.14	Amendment to Articles of Incorporation dated April 24, 2006 is incorporated by reference to the Legg Mason Partners Variable Portfolios III, Inc.’s (the “Registrant”) Registration Statement on Form N-14 filed on September 22, 2006.

b.1	Bylaws of the Registrant are incorporated by reference to Exhibit 2 to Pre-Effective Amendment No. 1 on June 10, 1994.

b.2	Amended and Restated By-Laws of the Registrant dated as of March 21, 2003, are incorporated by reference to Post-Effective Amendment No. 24, filed on April 13, 2005.

c.	Not applicable

d.1	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Large Cap Growth Portfolio and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

d.2	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Aggressive Growth Portfolio and LMPFA is incorporated by reference to Post-Effective Amendment No. 29 filed on October 6, 2006.

d.3	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable High Income Portfolio and LMPFA to be filed by amendment.

d.4	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable International All Cap Growth Portfolio and LMPFA to be filed by amendment.

d.5	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Large Cap Value Portfolio and LMPFA to be filed by amendment.

d.6	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Mid Cap Core Portfolio and LMPFA to be filed by amendment.

d.7	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Money Market Portfolio and LMPFA to be filed by amendment.

d.8	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Social Awareness Stock Portfolio and LMPFA to be filed by amendment.

d.9	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Adjustable Rate Income Portfolio and LMPFA to be filed by amendment.

d.10	Subadvisory Agreement dated August 1, 2006 between LMPFA and CAM North America LLC (“CAM NA”), with respect to the Registrant on behalf of Legg Mason Partners Variable Large Cap Growth Portfolio is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

d.11	Subadvisory Agreement dated August 1, 2006 between LMPFA and CAM NA, with respect to the Registrant on behalf of Legg Mason Partners Variable Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 29 filed on October 6, 2006.

d.12	Subadvisory Agreement dated August 1, 2006 between LMPFA and Western Asset Management Company (“WAM”), with respect to the Registrant on behalf of Legg Mason Partners Variable High Income Portfolio to be filed by amendment.

d.13	Subadvisory Agreement dated August 1, 2006 between LMPFA and CAM NA, with respect to the Registrant on behalf of Legg Mason Partners Variable International All Cap Growth Portfolio to be filed by amendment.

d.14	Subadvisory Agreement dated August 1, 2006 between LMPFA and CAM NA, with respect to the Registrant on behalf of Legg Mason Partners Variable Large Cap Value Portfolio to be filed by amendment.

d.15	Subadvisory Agreement dated August 1, 2006 between LMPFA and CAM NA, with respect to the Registrant on behalf of Legg Mason Partners Variable Mid Cap Core Portfolio to be filed by amendment.

d.16	Subadvisory Agreement dated August 1, 2006 between LMPFA and WAM, with respect to the Registrant on behalf of Legg Mason Partners Variable Money Market Portfolio to be filed by amendment.

d.17	Subadvisory Agreement dated August 1, 2006 between LMPFA and CAM NA, with respect to the Registrant on behalf of Legg Mason Partners Variable Social Awareness Stock Portfolio to be filed by amendment.

d.18	Subadvisory Agreement dated August 1, 2006 between LMPFA and WAM, with respect to the Registrant on behalf of Legg Mason Partners Variable Adjustable Rate Income Portfolio to be filed by amendment.

e.1	Form of Distribution Agreement between Registrant and Salomon Smith Barney Inc. is incorporated by reference to Exhibit e.3 to Post-Effective Amendment No. 14 filed on February 28, 2001.

e.2	Amendment to Distribution Agreement dated December 1, 2005 between Registrant and Citigroup Global Markets Inc. is incorporated by reference to Post-Effective Amendment No. 27, filed on December 30, 2005.

e.3	Distribution Agreement dated December 1, 2005 between Registrant and Legg Mason Investor Services, LLC is incorporated by reference to Post-Effective Amendment No. 27, filed on December 30, 2005.

f.	Not applicable.

g.	Custodian Services Agreement with State Street Bank & Trust Company dated January 1, 2006, is incorporated by reference to Post-Effective Amendment No. 28 filed on February 28, 2006.

h.1	License Agreement dated December 1, 2005 between Registrant and Citigroup Inc. is incorporated by reference to Post-Effective Amendment No. 27, filed on December 30, 2005.

h.2	Transfer Agency and Services Agreement with PFPC, Inc., dated January 1, 2006 is incorporated by reference to Post-Effective Amendment No. 28 filed on February 28, 2006.

i.	Opinion and Consent of Sullivan & Cromwell is incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1 on June 10, 1994.

j.1	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

j.2	Power of Attorney dated September 19, 2006 is incorporated by reference to Post-Effective Amendment No. 29 filed on October 6, 2006.

k.	Not applicable.

l.	Subscription Agreement between Registrant and The Travelers, Inc. is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 1 filed on December 29, 1994.

m.1	Distribution Plan for Non-Designated shares of the SB Adjustable Rate Income Portfolio is incorporated by reference to Post-Effective Amendment No. 28 filed on February 28, 2006.

m.2	Form of Amended Shareholder Services and Distribution Plan pursuant to Rule 12b-1 as of December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 28 filed on February 28, 2006.

m.3	Services and Distribution Plan for Class II Shares of the Legg Mason Partners Variable Aggressive Growth Portfolio to be filed by amendment.

m.4	Services and Distribution Plan for Class II Shares of the Legg Mason Partners Variable Large Cap Growth Portfolio to be filed by amendment.

n.1	Rule 18f-3 Multiple Class Plan for Legg Mason Partners Variable Aggressive Growth Portfolio to be filed by amendment.

n.2	Rule 18f-3 Multiple Class Plan for Legg Mason Partners Variable Large Cap Growth Portfolio to be filed by amendment.

o.	Not Applicable

p.1	Code of Ethics Salomon Smith Barney Inc. is incorporated by reference to Exhibit P.6 filed on February 27, 2003.

p.2	Code of Ethics - Legg Mason Investor Services, LLC dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 27, filed on December 30, 2005.

p.3	Code of Ethics of Citigroup Asset Management-North America and Certain Registered Investment Companies as amended September 13, 2005 is incorporated by reference to Post-Effective Amendment No. 27, filed on December 30, 2005.

p.4	Code of Ethics of WAM is incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement of Legg Mason Partners Income Funds (Reg. 2-96408), filed on September 20, 2006.

Item 24. Persons Controlled by or Under Common Control with Registrant.

The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant’s investment manager and each subadviser is set forth under the caption “Management” in the prospectus included in Part A of this Amendment to the Registration Statement on Form N-1A.

Item 25. Indemnification.

Reference is made to ARTICLE IX of Registrant’s Charter for a complete statement of its terms.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Reference is made to paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC.

Item 26. Business and Other Connections of the Manager.

(a) Investment Adviser — LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadviser — WAM was organized under the laws of the State of California as a company. WAM is an indirect wholly-owned subsidiary of Legg Mason.

WAM is registered as an investment adviser under the Advisers Act. The list required by this Item 26 of officers and directors of WAM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of FORM ADV filed by WAM pursuant to the Advisers Act (SEC File No. 801-8162).

Subadviser — CAM N.A. was formed in 2005 under the laws of the State of Delaware as a limited liability company. CAM N.A. is a direct wholly-owned subsidiary of Legg Mason.

CAM N.A. is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this item 26 of officers and directors of CAM N.A. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by CAM N.A. pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).

Item 27. Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust. II, CitiFunds Trust. I, Salomon Funds Trust., Legg Mason Partners Variable Portfolios V, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Variable Portfolios III, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust., Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Legg Mason Partners Variable Portfolios I Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust., Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable

Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipal Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Investment Trust, Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Variable Portfolios III, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds:

Legg Mason Partners Trust II

CitiFunds Trust I

Salomon Funds Trust

Legg Mason Partners Variable Portfolios V

CitiFunds Premium Trust

CitiFunds Institutional Trust

CitiFunds Trust III

Legg Mason Partners Lifestyle Series, Inc.

Legg Mason Partners Variable Portfolio IV

Legg Mason Partners Investment Series

Consulting Group Capital Markets Funds

High Income Opportunity Fund Inc.

Intermediate Muni Fund, Inc.

Legg Mason Partners Small Cap Core Fund, Inc.

Legg Mason Partners Investment Trust

Real Estate Income Fund Inc.

Managed High Income Portfolio Inc.

Managed Municipals Portfolio Inc.

Municipal High Income Portfolio Inc.

Citigroup Investments Corporate Loan Fund Inc.

Zenix Income Fund Inc.

Salomon Brothers Capital Fund Inc.

Salomon Brothers Investors Value Fund Inc.

Salomon Brothers Fund Inc.

Salomon Brothers Institutional Series Fund Inc.

Salomon Brothers Series Funds Inc.

Legg Mason Partners Variable Portfolios I

Salomon Brothers Opportunity Fund Inc.

Salomon Brothers 2008 Worldwide Government Term Trust

Salomon Brothers High Income Fund Inc.

Salomon Brothers High Income Fund II Inc.

Salomon Brothers Emerging Markets Income Fund Inc.

Salomon Brothers Emerging Markets Income Fund II Inc.

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Salomon Brothers Global High Income Fund Inc.

Salomon Brothers Emerging Markets Debt Fund Inc.

Salomon Brothers Capital and Income Fund Inc.

Salomon Brothers Inflation Management Fund Inc.

Salomon Brothers Variable Rate Strategic Fund Inc.

Salomon Brothers Global Partners Income Fund Inc.

Salomon Brothers Municipal Partners Fund Inc.

Salomon Brothers Municipal Partners Fund II Inc.

Legg Mason Partners Variable Portfolios II

Legg Mason Partners Adjustable Rate Income Fund

Legg Mason Partners Aggressive Growth Fund, Inc.

Legg Mason Partners Appreciation Fund, Inc.

Legg Mason Partners California Municipals Fund, Inc.

Legg Mason Partners Equity Funds

Legg Mason Partners Fundamental Value Fund, Inc.

Legg Mason Partners Funds, Inc.

Legg Mason Partners Income Funds

Smith Barney Institutional Cash Management Fund, Inc.

Legg Mason Partners Investment Funds, Inc.

Legg Mason Partners Core Plus Bond Fund, Inc.

Legg Mason Partners Managed Municipals Fund, Inc.

Legg Mason Partners Massachusetts Municipal Fund

Legg Mason Partners New Jersey Municipals Fund, Inc.

Smith Barney Money Funds, Inc.

Legg Mason Partners Municipal Funds

Smith Barney Municipal Money Market Fund, Inc.

Legg Mason Partners Oregon Municipals Fund

Legg Mason Partners World Funds, Inc.

Legg Mason Partners Sector Series Inc.

Legg Mason Partners Variable Portfolios III

Legg Mason Cash Reserve Trust, Inc.

Legg Mason Charles Street Trust, Inc.

Legg Mason Global Trust, Inc.

Legg Mason Growth Trust, Inc.

Legg Mason Income Trust, Inc.

Legg Mason Investment Trust, Inc.

Legg Mason Investors Trust, Inc.

Legg Mason Light Street Trust, Inc.

Legg Mason Special Investment Trust, Inc.

Legg Mason Tax Exempt Trust, Inc.

Legg Mason Tax-Free Income Fund

Legg Mason Value Trust, Inc.

Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve—Managing Director

Mark R. Fetting—Managing Director

D. Stuart Bowers—Vice President

W. Talbot Daley—Vice President

Thomas J. Hirschmann—Vice President

Joseph M. Furey—General Counsel and Chief Compliance Officer

Ronald Holinsky—Counsel

Robert E. Patterson—Counsel

Theresa M. Silberzahn—Chief Financial Officer

Elisabeth F. Craig—AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c)	Not applicable.

Item 28. Location of Accounts and Records

With respect to the Registrant’s Investment Manager:

(1)	c/o Legg Mason Partners Fund Advisor, LLC
399 Park Avenue
New York, NY 10022

With respect to the Registrant’s Subadvisers:

(2)	c/o Western Asset Management Company
399 Park Avenue
New York, NY 10022

(3)	c/o CAM North America, LLC
399 Park Avenue
New York, NY 10022

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company

225 Franklin Street
Boston, MA 02110

With respect to the Registrant’s Transfer Agent:

(5)	PFPC, Inc.
P.O. Box 9699
Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(6)	Citigroup Global Markets Inc.
388 Greenwich Street
New York, New York 10013

(7)	PFS Investments, Inc.
3120 Breckinridge Blvd
Duluth, GA 30099-0062

(8)	Legg Mason Investor Services, LLC
100 Light Street
Baltimore, MD 21202

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on the 4th day of December, 2006.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

By:	/S/ R. JAY GERKEN
R. Jay Gerken Chairman of the Board, President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/S/ R. JAY GERKEN R. Jay Gerken	Chairman of the Board, President and Chief Executive Officer	December 4, 2006

/S/ FRANCES GUGGINO Frances Guggino	Treasurer, Chief Financial and Accounting Officer	December 4, 2006

/S/ MICHAEL GELLERT* Michael Gellert	Director	December 4, 2006

/S/ ROBERT A. FRANKEL* Robert A. Frankel	Director	December 4, 2006

/S/ RAINER GREEVEN* Rainer Greeven	Director	December 4, 2006

/S/ SUSAN HEILBRON* Susan Heilbron	Director	December 4, 2006

*By:	/S/ R. JAY GERKEN
R. Jay Gerken, Attorney-in-Fact